Atlas U.S. Tactical Income Fund

Supplement dated July 30 2021
to the Prospectus and Statement of Additional Information of
Atlas U.S. Tactical Income Fund (the “Fund”)
dated June 17, 2021

This Supplement provides changes to certain disclosures to the Fund’s Prospectus and SAI, and should be read in conjunction with, the Prospectus and SAI each dated June 17, 2021.

On March 15, 2021, U. S. Bank, National Association (“U.S. Bank”) acquired the securities custody services of MUFG Union Bank, N.A. (“MUFG Union Bank”).

As a result, beginning on July 31, 2021, U.S. Bank will begin serving as custodian to the Fund. U.S. Bank is located at 1555 North River Center Drive, Suite 302, Milwaukee, WI 53212. Any references to MUFG Union Bank as custodian in the Prospectus and SAI are hereby replaced with U.S. Bank.

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This Supplement, and the Prospectus and SAI, each dated June 17, 2021, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference. These can be obtained without charge by calling the Fund at 1-855-969-8440.